Recurring Fair Value Measurements (Details) - Schedule of scholes simulation - $ / shares			1 Months Ended	9 Months Ended	10 Months Ended
	Mar. 23, 2022	Jan. 01, 2022	Aug. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Scholes Simulation Abstract
Risk-free interest rate	2.34%	1.58%	0.97%	4.06%	1.31%
Expected term remaining (years)			5 years 10 months 28 days		5 years 5 months 26 days
Expected volatility	2.80%	5.90%	17.00%	9.10%	7.70%
Stock price (in Dollars per share)	$ 10.02	$ 10.01	$ 9.197	$ 10.14	$ 9.98